Related Party Balances and Transactions - Sale of raw material or property, plant and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party | Wuhan Weineng Battery Assets Co., Ltd.
Related Party Balances and Transactions
Sale of raw material or property, plant and equipment	¥ 5,597	¥ 1,012